Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.2%
U.S. Treasury Bonds
3.000%, 8/15/48	$10,430	$14,335
2.000%, 2/15/50	2,045	2,341
U.S. Treasury Notes
2.250%, 3/31/21	5,985	6,079
0.125%, 5/31/22	2,115	2,113
2.875%, 8/15/28	1,225	1,451
1.500%, 2/15/30	1,360	1,470
Total U.S. Government Securities (Identified Cost $23,405)		27,789

Municipal Bonds—1.1%
California—0.4%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	2,341
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	429
		2,770

Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable (CNTY GTD Insured) 3.060%, 7/1/24	600	630
Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	576
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	70
Massachusetts—0.1%
Massachusetts Bay Transportation Authority Revenue, Series A-1, Taxable 5.250%, 7/1/32	535	769
Oregon—0.1%
Clackamas & Washington Counties School District No. 3 Series B (SCH BD GTY Insured) 5.000%, 6/15/32	535	726
Texas—0.2%
Klein Independent School District (PSF-GTD Insured) 5.000%, 8/1/32	405	547
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	191
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	198
		936

	Par Value	Value

Virginia—0.1%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	$640	$669
Total Municipal Bonds (Identified Cost $6,451)		7,146

Foreign Government Securities—0.2%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	8
RegS 8.250%, 10/13/24(1)(2)	40	2
RegS 7.650%, 4/21/25(1)(2)	320	18
Federative Republic of Brazil 3.875%, 6/12/30	415	400
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200	244
Republic of Turkey 7.375%, 2/5/25	570	600
Total Foreign Government Securities (Identified Cost $1,600)		1,272

Mortgage-Backed Securities—7.8%
Agency—1.4%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	92	105
Pool #A62213 6.000%, 6/1/37	142	167
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	24	28
Pool #735061 6.000%, 11/1/34	189	220
Pool #880117 5.500%, 4/1/36	4	4
Pool #938574 5.500%, 9/1/36	103	119
Pool #310041 6.500%, 5/1/37	168	202
Pool #909092 6.000%, 9/1/37	8	10
Pool #972569 5.000%, 3/1/38	107	118
Pool #909175 5.500%, 4/1/38	91	104
Pool #929625 5.500%, 6/1/38	107	123
Pool #909220 6.000%, 8/1/38	65	75
Pool #CA4128 3.000%, 9/1/49	819	863
Pool#MA3803 3.500%, 10/1/49	1,766	1,856
Pool #CA4978 3.000%, 1/1/50	752	792

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool#MA3905 3.000%, 1/1/50	$4,204	$4,430
		9,216

Non-Agency—6.4%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	789	811
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	795	873
2015-SFR1, A 144A 3.467%, 4/17/52(3)	974	1,042
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	374
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	537
2020-SFR2, C 144A 2.533%, 7/17/37(3)	400	403
2020-SFR2, D 144A 3.282%, 7/17/37(3)	100	102
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(3)(4)	440	445
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	147	151
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	186	190
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	306	313
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(4)	62	63
2005-1, 1A1 5.500%, 2/25/35	171	175
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	74	76
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	510	530
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	100	104
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	245	255
BX Commercial Mortgage Trust 2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.435%, 12/15/36(3)(4)	455	439
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	570	526
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.488%, 5/25/34(4)	182	176
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.105%, 12/15/36(3)(4)	675	661
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	27	27
2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	885	919
	Par Value	Value

Non-Agency—continued
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(3)(4)	$513	$519
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	490	463
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(3)	582	579
2019-3, C 144A 3.265%, 10/15/52(3)	295	273
2018-2, A 144A 4.026%, 11/15/52(3)	159	166
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.165%, 5/15/36(3)(4)	530	525
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.762%, 4/25/44(3)(4)	31	33
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	30	30
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	193	197
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	159	159
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.344%, 3/15/35(3)(4)	585	568
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	534	549
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	110	112
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	133	137
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	351	360
2019-H1, A1 144A 2.657%, 10/25/59(3)(4)	244	250
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	257	260
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53	565	606
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	492
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(4)	79	80
2018-2, A1 144A 3.985%, 11/25/58(3)(4)	109	112
2019-1, A1 144A 3.454%, 1/25/59(3)(4)	408	415
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	122	125
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(3)	34	35
2015-C31, AS 4.106%, 8/15/48	565	606
JPMorgan Chase Mortgage Trust

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	$51	$52
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	62	64
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	294	296
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	579	584
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	154	157
2017-5, A1 144A 3.138%, 10/26/48(3)(4)	537	545
JPMorgan Mortgage Trust 2017-1, A2 144A 3.500%, 1/25/47(3)(4)	474	486
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.985%, 5/15/36(3)(4)	565	553
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	670	668
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	153	153
2005-2, 2A1 6.000%, 1/25/35	58	62
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	71	71
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.385%, 6/25/52(3)(4)	340	338
MetLife Securitization Trust
2017-1A, M1 144A 3.674%, 4/25/55(3)(4)	100	103
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	534	564
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	275	290
2015-C22, AS 3.561%, 4/15/48	835	872
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	318	340
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	214	229
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	103	110
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	71	76
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	389	431
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	157	168
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(4)	278	280
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	506	535
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.910%, 3/25/35(4)	189	190
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(4)	589	599
	Par Value	Value

Non-Agency—continued
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	$383	$399
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	470	492
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(3)(4)	152	151
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(3)	980	992
2018-SFR2, B 144A 3.841%, 8/17/35(3)	475	485
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	466
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	802	846
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	559	562
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	1,124	1,157
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(3)(4)	380	381
2019-2, A1 144A 3.475%, 11/25/24(3)(4)	626	625
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	588	597
Sequoia Mortgage Trust 2013-8, B1 3.518%, 6/25/43(4)	220	221
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	585	600
Towd Point Mortgage Trust
2015-3, A1B 144A 3.000%, 3/25/54(3)(4)	30	30
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	160	170
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	580	602
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	585	608
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	800	810
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	769	828
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	142	144
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	585	611
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.085%, 4/25/48(3)(4)	347	341
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	450
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	510	443
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(3)(4)	197	195
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	332	333
2020-NPL2, A1A 144A 2.981%, 2/25/50(3)(4)	416	411

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(3)(4)	$633	$629
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	580	577
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	282	289
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	331	338
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	265	280
		41,722

Total Mortgage-Backed Securities (Identified Cost $49,971)		50,938

Asset-Backed Securities—2.9%
Auto Floor Plan—0.0%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(3)	145	146
Automobiles—2.0%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	161	161
2019-1, A 144A 3.750%, 5/20/22(3)	234	236
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(3)	48	48
2018-4, C 144A 3.970%, 1/13/25(3)	680	691
2019-2, C 144A 3.170%, 6/12/25(3)	565	574
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(3)	900	894
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(3)	430	433
2017-1, D 144A 3.150%, 2/20/25(3)	135	137
Carvana Auto Receivables Trust
2019-1A, E 144A 5.640%, 1/15/26(3)	510	524
2019-3A, D 144A 3.040%, 4/15/25(3)	575	580
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	5	4
CPS Auto Receivables Trust 2020-B, C 144A 3.300%, 4/15/26(3)	600	616
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	580	588
DT Auto Owner Trust
2018-1A, C 144A 3.470%, 12/15/23(3)	58	58
2019-2A, B 144A 2.990%, 4/17/23(3)	565	571
	Par Value	Value

Automobiles—continued
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	$160	$167
2019-1A, D 144A 4.130%, 12/16/24(3)	155	160
2019-2A, C 144A 3.300%, 3/15/24(3)	570	579
2019-4A, C 144A 2.440%, 9/16/24(3)	690	695
First Investors Auto Owner Trust 2016-2A, C 144A 2.530%, 7/15/22(3)	414	415
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(3)	8	8
2019-1, C 144A 3.600%, 2/18/25(3)	835	861
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	155	156
2018-1A, B 144A 3.520%, 8/15/23(3)	155	157
2018-3A, C 144A 4.180%, 7/15/24(3)	640	663
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(3)	549	541
2019-1A, A 144A 3.710%, 3/25/23(3)	451	447
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	355	357
Skopos Auto Receivables Trust
2018-1A, B 144A 3.930%, 5/16/22(3)	39	39
2019-1A, C 144A 3.630%, 9/16/24(3)	575	555
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(3)	565	570
Veros Automobile Receivables Trust
2018-1, B 144A 4.050%, 2/15/24(3)	135	136
2020-1, B 144A 2.190%, 6/16/25(3)	585	583
		13,204

Credit Card—0.1%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	645	643
Other—0.8%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	66	66
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	158	161
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	120	120
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	8	8
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	570	561
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	160	161

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(3)	$587	$587
MVW Owner Trust 2016-1A, A 144A 2.250%, 12/20/33(3)	145	142
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(3)	442	442
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	397	396
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	470	478
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	460	438
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	430	431
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	130	132
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(3)	320	310
SoFi Consumer Loan Program LLC 2016-3, A 144A 3.050%, 12/26/25(3)	15	15
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	373	381
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)(4)	278	278
		5,107

Total Asset-Backed Securities (Identified Cost $18,983)		19,100

Corporate Bonds and Notes—13.1%
Communication Services—0.7%
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	460	466
CCO Holdings LLC 144A 4.500%, 8/15/30(3)	165	168
CenturyLink, Inc. 144A 4.000%, 2/15/27(3)	70	68
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	255	185
144A 6.625%, 8/15/27(3)	140	75
DISH DBS Corp.
5.000%, 3/15/23	110	110
7.750%, 7/1/26	60	64
144A 7.375%, 7/1/28(3)	90	89
Frontier Communications Corp. 144A 8.500%, 4/1/26(3)	205	194
iHeartCommunications, Inc. 8.375%, 5/1/27	6	5
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	485	484
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(3)	80	69
Meredith Corp. 6.875%, 2/1/26	330	274
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(3)	170	180
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	400	433
Telesat Canada 144A 4.875%, 6/1/27(3)	205	201
	Par Value	Value

Communication Services—continued
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	$585	$660
T-Mobile USA, Inc. 144A 3.875%, 4/15/30(3)	630	702
		4,427

Consumer Discretionary—1.1%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	350	340
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	420	408
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	205	212
COLT Merger Sub, Inc. 144A 6.250%, 7/1/25(3)	100	99
Dana, Inc. 5.375%, 11/15/27	445	442
Eldorado Resorts, Inc. 6.000%, 9/15/26	160	173
Ford Motor Co. 9.000%, 4/22/25	412	445
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	385	316
General Motors Co. 6.800%, 10/1/27	275	320
General Motors Financial Co., Inc. 3.450%, 4/10/22	100	102
Hanesbrands, Inc. 144A 5.375%, 5/15/25(3)	410	415
Jaguar Holding Co. II 144A 5.000%, 6/15/28(3)	160	164
Lear Corp. 3.800%, 9/15/27	775	786
Lithia Motors, Inc. 144A 4.625%, 12/15/27(3)	180	178
M/I Homes, Inc. 4.950%, 2/1/28	435	432
Marriott Ownership Resorts, Inc. 144A 6.125%, 9/15/25(3)	130	133
PulteGroup, Inc. 6.375%, 5/15/33	280	328
QVC, Inc.
4.375%, 3/15/23	345	345
4.750%, 2/15/27	365	353
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	210	186
144A 7.000%, 5/15/28(3)	80	64
Taylor Morrison Communities, Inc. 144A 5.625%, 3/1/24(3)	170	174
TRI Pointe Group, Inc. 5.875%, 6/15/24	340	351
Under Armour, Inc. 3.250%, 6/15/26	340	300
VF Corp. 2.400%, 4/23/25	305	321
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(3)	70	71
		7,458

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—0.3%
Albertsons Cos., Inc.
144A 4.625%, 1/15/27(3)	$455	$455
144A 4.875%, 2/15/30(3)	275	281
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	340	385
BAT Capital Corp. 4.906%, 4/2/30	500	587
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	200	215
		1,923

Energy—1.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	320	215
Boardwalk Pipelines LP 4.950%, 12/15/24	455	487
Cheniere Energy Partners LP
5.625%, 10/1/26	245	243
144A 4.500%, 10/1/29(3)	180	175
CrownRock LP 144A 5.625%, 10/15/25(3)	345	309
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	55	56
144A 6.500%, 7/1/27(3)	65	67
HollyFrontier Corp. 5.875%, 4/1/26	630	696
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	830
MPLX LP 4.250%, 12/1/27	330	358
Nabors Industries, Inc. 5.750%, 2/1/25	250	101
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(5)	186	17
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)	25	—(7)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	440	398
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	350	265
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	780	995
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	6
Petroleos Mexicanos 144A 7.690%, 1/23/50(3)	445	369
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	530	589
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	425	453
4.200%, 3/15/28	210	225
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	655	771
Targa Resources Partners LP 5.875%, 4/15/26	430	426
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	113	98
		8,149

	Par Value	Value

Financials—4.3%
Acrisure LLC 144A 7.000%, 11/15/25(3)	$130	$124
AerCap Ireland Capital DAC 3.650%, 7/21/27	720	637
Allstate Corp. (The) Series B 5.750%, 8/15/53(8)	440	455
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	455	494
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	595	631
Athene Holding Ltd. 4.125%, 1/12/28	600	619
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	885	729
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	503
Bank of America Corp.
4.200%, 8/26/24	662	735
(3 month LIBOR + 0.770%) 1.311%, 2/5/26(4)	110	109
Bank of Montreal 3.803%, 12/15/32	661	711
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	485	504
Brighthouse Financial, Inc.
3.700%, 6/22/27	173	176
5.625%, 5/15/30	333	369
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	385	379
Brookfield Finance, Inc. 4.000%, 4/1/24	671	728
Capital One Financial Corp.
4.200%, 10/29/25	165	183
3.750%, 7/28/26	765	835
Charles Schwab Corp. (The) Series G 5.375% (6)	462	494
Citadel LP 144A 4.875%, 1/15/27(3)	460	475
Citigroup, Inc.
4.050%, 7/30/22	500	531
3.200%, 10/21/26	525	576
(3 month LIBOR + 1.250%) 1.546%, 7/1/26(4)	575	572
Discover Bank 4.682%, 8/9/28	475	480
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	250	250
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	705	755
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 1.562%, 5/15/26(4)	685	680
ICAHN Enterprises LP 6.250%, 5/15/26	575	576
Jefferies Financial Group, Inc. 5.500%, 10/18/23	345	374
Jefferies Group LLC
5.125%, 1/20/23	123	134
4.850%, 1/15/27	340	374
JPMorgan Chase & Co. 2.956%, 5/13/31	1,045	1,111

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	$680	$901
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	345	276
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(3)	153	166
144A 4.569%, 2/1/29(3)	537	629
Morgan Stanley
3.125%, 7/27/26	740	816
6.375%, 7/24/42	560	881
MSCI, Inc. 144A 4.000%, 11/15/29(3)	340	347
Navient Corp.
6.750%, 6/25/25	300	287
5.000%, 3/15/27	95	80
Prudential Financial, Inc.
5.875%, 9/15/42	100	106
5.625%, 6/15/43(8)	755	803
Santander Holdings USA, Inc.
3.700%, 3/28/22	359	370
3.500%, 6/7/24	455	479
4.400%, 7/13/27	340	368
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	535	586
Springleaf Finance Corp.
6.875%, 3/15/25	235	241
7.125%, 3/15/26	135	140
5.375%, 11/15/29	35	33
Synchrony Financial 3.950%, 12/1/27	730	763
Toronto-Dominion Bank (The) 3.625%, 9/15/31	585	653
UBS AG 7.625%, 8/17/22	500	558
Voya Financial, Inc. 5.650%, 5/15/53	455	458
Wells Fargo & Co.
2.393%, 6/2/28	695	718
Series S 5.900%(6)(8)	570	564
Zions Bancorp NA 3.250%, 10/29/29	405	399
		27,925

Health Care—0.6%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	22	20
Anthem, Inc. 2.875%, 9/15/29	450	486
Centene Corp. 4.625%, 12/15/29	190	201
HCA, Inc.
5.375%, 2/1/25	180	193
5.125%, 6/15/39	235	274
5.250%, 6/15/49	350	421
LifePoint Health, Inc. 144A 4.375%, 2/15/27(3)	170	161
Mylan NV 3.950%, 6/15/26	470	525
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	215	221
	Par Value	Value

Health Care—continued
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	$570	$622
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)	15	13
Tenet Healthcare Corp.
144A 7.500%, 4/1/25(3)	50	53
144A 5.125%, 11/1/27(3)	352	347
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	340	304
		3,841

Industrials—1.0%
ASGN, Inc. 144A 4.625%, 5/15/28(3)	238	232
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	705	725
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	475
Boeing Co. (The)
5.150%, 5/1/30	275	307
5.805%, 5/1/50	136	160
5.930%, 5/1/60	136	161
BWX Technologies, Inc. 144A 4.125%, 6/30/28(3)	55	55
DP World plc 144A 6.850%, 7/2/37(3)	370	450
Garda World Security Corp. 144A 4.625%, 2/15/27(3)	220	217
Hillenbrand, Inc. 4.500%, 9/15/26	475	477
Howmet Aerospace, Inc. 6.875%, 5/1/25	190	206
Oshkosh Corp. 4.600%, 5/15/28	507	554
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	455	411
Standard Industries, Inc. 144A 4.375%, 7/15/30(3)	545	539
Stanley Black & Decker, Inc. 4.000%, 3/15/60(8)	399	400
TransDigm, Inc. 5.500%, 11/15/27	370	323
Waste Connections, Inc. 2.600%, 2/1/30	510	538
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(3)	205	216
		6,446

Information Technology—0.9%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	15	15
Broadcom, Inc. 144A 4.150%, 11/15/30(3)	535	582
Citrix Systems, Inc. 3.300%, 3/1/30	815	871
Dell International LLC 144A 8.100%, 7/15/36(3)	270	352
Flex Ltd. 3.750%, 2/1/26	405	429
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	595	688

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
HP, Inc. 3.400%, 6/17/30	$655	$673
Juniper Networks, Inc. 3.750%, 8/15/29	445	497
Microchip Technology, Inc. 144A 4.250%, 9/1/25(3)	425	429
Motorola Solutions, Inc. 4.600%, 2/23/28	440	500
VMware, Inc.
3.900%, 8/21/27	333	353
4.700%, 5/15/30	345	381
		5,770

Materials—0.9%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(3)	410	406
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(8)	455	524
Celanese US Holdings LLC 3.500%, 5/8/24	570	602
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	310	299
Greif, Inc. 144A 6.500%, 3/1/27(3)	290	295
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	670	684
Novelis Corp. 144A 4.750%, 1/30/30(3)	225	215
Olin Corp. 5.625%, 8/1/29	555	511
PolyOne Corp. 144A 5.750%, 5/15/25(3)	410	422
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	660	745
Sonoco Products Co. 3.125%, 5/1/30	620	647
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	200	210
Teck Resources Ltd. 6.125%, 10/1/35	500	566
		6,126

Real Estate—1.2%
American Campus Communities Operating Partnership LP 3.875%, 1/30/31	580	608
Brixmor Operating Partnership LP 4.050%, 7/1/30	430	439
Corporate Office Properties LP 3.600%, 5/15/23	715	727
EPR Properties 4.750%, 12/15/26	865	826
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	460	432
GLP Capital LP 5.750%, 6/1/28	560	617
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	440	467
2.400%, 3/15/30	181	172
Healthcare Trust of America Holdings LP
3.750%, 7/1/27	610	644
	Par Value	Value

Real Estate—continued
3.100%, 2/15/30	$105	$106
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	475	462
iStar, Inc. 4.250%, 8/1/25	445	403
MPT Operating Partnership LP
5.000%, 10/15/27	240	247
4.625%, 8/1/29	115	116
Office Properties Income Trust 4.500%, 2/1/25	855	831
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	471
Service Properties Trust
4.950%, 2/15/27	640	562
4.375%, 2/15/30	40	32
		8,162

Utilities—0.9%
American Electric Power Co., Inc. 2.300%, 3/1/30	500	505
Black Hills Corp. 2.500%, 6/15/30	510	521
DPL, Inc. 4.350%, 4/15/29	677	686
Edison International 4.950%, 4/15/25	580	637
Exelon Corp. 3.497%, 6/1/22	300	313
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(3)	435	488
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	210	221
PSEG Power LLC 3.850%, 6/1/23	493	532
Southern Power Co. 4.150%, 12/1/25	585	668
Talen Energy Supply LLC 144A 6.625%, 1/15/28(3)	260	255
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	350	366
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	580	610
		5,802

Total Corporate Bonds and Notes (Identified Cost $83,432)		86,029

Leveraged Loans(4)—1.7%
Aerospace—0.1%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	349	332
Mileage Plus Holdings, Inc. Tranche B (3 month LIBOR + 5.500%) 0.000%, 6/25/27(9)	165	164
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.428%, 5/30/25	205	184
		680

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Chemicals—0.1%
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.190%, 10/21/24	$209	$202
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.178%, 4/1/24	259	245
		447

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-3 (2 month LIBOR + 4.000%) 5.000%, 5/15/23	444	422
Energy—0.1%
Buckeye Partners LP (1 month LIBOR + 2.750%) 2.923%, 11/1/26	105	100
California Resources Corp. 2016 (3 month LIBOR + 10.375%) 0.000%, 12/31/21(1)	80	4
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	261	249
		353

Food / Tobacco—0.0%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.928%, 1/15/27	100	94
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.928%, 3/31/25	181	172
		266

Forest Prod / Containers—0.0%
Berry Global, Inc. Tranche Y (1 month LIBOR + 2.000%) 2.177%, 7/1/26	228	217
Reynolds Consumer Products LLC (1 month LIBOR + 1.750%) 1.928%, 2/4/27	70	67
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.322%, 1/31/25	40	35
		319

Gaming / Leisure—0.1%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	55	54
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.678%, 2/12/27	279	241
Seminole Tribe of Florida (3 month LIBOR + 1.750%) 1.928%, 7/8/24	307	294
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	164	149
		738

	Par Value	Value

Healthcare—0.2%
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	$82	$79
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.940%, 11/27/25	112	108
(1 month LIBOR + 3.000%) 3.190%, 6/2/25	58	56
Catalent Pharma Solutions, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 3.250%, 5/18/26	214	211
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.072%, 6/7/23	314	302
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.928%, 11/17/25	353	330
		1,086

Housing—0.1%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	51	50
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.178%, 11/21/24	530	509
		559

Information Technology—0.1%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	57	57
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.428%, 10/2/25	209	198
Kronos, Inc. 2018 (1 month LIBOR + 3.000%) 3.179%, 11/1/23	445	444
Ultimate Software Group, Inc. (The) 2020 (3 month LIBOR + 4.000%) 0.000%, 5/4/26(9)	175	172
		871

Manufacturing—0.0%
Gardner Denver, Inc. Tranche A (3 month LIBOR + 4.000%) 0.000%, 3/1/27(9)	40	39
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.928%, 2/28/27	45	43
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	260	235
		317

Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.923%, 9/18/26	346	328
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.435%, 1/15/26	272	256

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.185%, 4/30/28	$465	$438
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.685%, 4/30/28	95	89
		783

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.428%, 3/15/27	154	145
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	199	188
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.178%, 3/9/27	349	331
		664

Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.428%, 4/4/26	40	38
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.930%, 4/11/25	206	198
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.178%, 4/1/27	295	294
		530

Service—0.2%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.184%, 2/6/26	414	403
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.428%, 12/31/25	419	394
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	289	270
		1,067

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	301	243
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.700%, 11/6/24	228	215
		458

Utility—0.2%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 3.500%, 4/14/25	236	229
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	428	412
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.430%, 4/5/26	450	434
	Par Value	Value

Utility—continued
Pacific Gas and Electric Co. (1 month LIBOR + 2.250%) 2.440%, 12/31/20	$165	$164
		1,239

Total Leveraged Loans (Identified Cost $11,671)		11,127

	Shares
Convertible Preferred Stock—0.5%
Information Technology—0.5%
Disco Topco Holdings (Cayman) LP Class E(10)(11)(12)	834,907	3,300
Total Convertible Preferred Stock (Identified Cost $3,300)		3,300

Preferred Stocks—0.5%
Financials—0.4%
Discover Financial Services Series D, 6.125%(8)	175(13)	180
JPMorgan Chase & Co. Series HH, 4.600%	199(13)	177
KeyCorp Series D, 5.000%(14)	375(13)	354
M&T Bank Corp. Series F, 5.125%(14)	476(13)	475
MetLife, Inc. Series D, 5.875%	277(13)	292
PNC Financial Services Group, Inc. (The) Series S, 5.000%	715(13)	725
Truist Financial Corp. Series Q, 5.100%(8)	515(13)	532
Zions Bancorp NA, 6.950%	6,400	166
		2,901

Industrials—0.1%
General Electric Co. Series D, 5.000%	645(13)	506
Total Preferred Stocks (Identified Cost $3,455)		3,407

Common Stocks—65.7%
Communication Services—11.5%
Activision Blizzard, Inc.	64,650	4,907
Adevinta ASA(11)	260,984	2,627
Ascential plc	667,874	2,397
Auto Trader Group plc	702,577	4,583
carsales.com Ltd.	131,419	1,627
Clear Channel Outdoor Holdings, Inc.(11)	1,381	1
CTS Eventim AG & Co. KGaA(11)	51,610	2,145
Facebook, Inc. Class A(11)	86,060	19,542
Karnov Group AB	399,908	2,382
MarkLines Co., Ltd.	23,900	498
Netflix, Inc.(11)	32,930	14,984
New Work SE	3,534	1,080
Rightmove plc	657,572	4,449
Scout24 AG	12,010	932
Tencent Holdings Ltd. ADR	183,540	11,746
Yandex N.V. Class A(11)	36,147	1,808
		75,708

Consumer Discretionary—14.0%
Alibaba Group Holding Ltd. Sponsored ADR(11)	83,410	17,991
Amazon.com, Inc.(11)	11,950	32,968

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
Home Depot, Inc. (The)	20,390	$5,108
Las Vegas Sands Corp.	103,880	4,731
McDonald’s Corp.	20,760	3,830
MercadoLibre, Inc.(11)	7,770	7,659
Mercari, Inc.(11)	77,300	2,400
NIKE, Inc. Class B	88,010	8,629
Ross Stores, Inc.	56,970	4,856
Trip.com Group Ltd. ADR(11)	83,440	2,163
Union Auction PCL	6,446,000	1,706
		92,041

Consumer Staples—2.7%
Cia Cervecerias Unidas SA Sponsored ADR	81,629	1,169
Estee Lauder Cos., Inc. (The) Class A	9,340	1,762
McCormick & Co., Inc.	22,660	4,066
Monster Beverage Corp.(11)	70,850	4,911
Procter & Gamble Co. (The)	47,250	5,650
		17,558

Energy—0.2%
Frontera Energy Corp.	1,798	4
Pason Systems, Inc.	216,258	1,182
		1,186

Financials—4.6%
Bank of America Corp.	280,340	6,658
CME Group, Inc.	20,280	3,296
Gruppo Mutuionline SpA	139,280	2,976
MarketAxess Holdings, Inc.	15,830	7,930
Mortgage Advice Bureau Holdings Ltd.	304,400	2,275
Progressive Corp. (The)	29,560	2,368
Sabre Insurance Group plc	486,752	1,592
VNV Global AB publ(11)	442,393	3,281
		30,376

Health Care—3.6%
Danaher Corp.	38,700	6,843
Haw Par Corp., Ltd.	191,800	1,357
HealthEquity, Inc.(11)	43,720	2,565
Illumina, Inc.(11)	9,470	3,507
Zoetis, Inc.	69,760	9,560
		23,832

Industrials—8.9%
51job, Inc. ADR(11)	25,657	1,842
CAE, Inc.	108,233	1,756
CoStar Group, Inc.(11)	11,020	7,832
DSV PANALPINA A/S	8,034	981
Enento Group Oyj	28,315	1,171
Equifax, Inc.	20,450	3,515
Fair Isaac Corp.(11)	11,690	4,887
Haitian International Holdings Ltd.	585,000	1,191
HeadHunter Group plc ADR	262,629	6,140
JOST Werke AG(11)	28,077	948
Kansas City Southern	33,220	4,959
Knorr-Bremse AG	15,596	1,581
Marel HF	421,474	2,178
MTU Aero Engines AG	6,617	1,146
Roper Technologies, Inc.	18,010	6,993
	Shares	Value

Industrials—continued
Rotork plc	335,895	$1,165
S-1 Corp.	15,002	1,075
Simplybiz Group plc (The)	779,440	1,468
Uber Technologies, Inc.(11)	139,220	4,327
Voltronic Power Technology Corp.	100,850	2,906
		58,061

Information Technology—18.9%
Accenture plc Class A	26,020	5,587
Admicom Oyj	11,871	1,136
Alten SA(11)	39,915	3,433
Amphenol Corp. Class A	80,310	7,694
Avalara, Inc.(11)	92,320	12,287
Bill.com Holdings, Inc.(11)	187,114	16,880
Bouvet ASA	43,259	2,189
FDM Group Holdings plc	135,161	1,514
Fortnox AB	37,310	1,021
Freee KK(11)	18,200	828
NVIDIA Corp.	41,970	15,945
Paycom Software, Inc.(11)	44,660	13,832
SimCorp A/S	24,337	2,624
Trade Desk, Inc. (The) Class A(11)	29,300	11,910
Visa, Inc. Class A	81,270	15,699
Webcash Corp.	53,113	2,455
Webstep AS(11)	282,917	544
Workday, Inc. Class A(11)	46,070	8,632
		124,210

Materials—1.3%
Corp. Moctezuma SAB de C.V.	482,093	1,015
Ecolab, Inc.	36,030	7,168
		8,183

Total Common Stocks (Identified Cost $244,254)		431,155

Total Long-Term Investments—97.7% (Identified Cost $446,522)		641,263

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(15)	9,841,457	9,841
Total Short-Term Investment (Identified Cost $9,841)		9,841

TOTAL INVESTMENTS—99.2% (Identified Cost $456,363)		$651,104
Other assets and liabilities, net—0.8%		5,204
NET ASSETS—100.0%		$656,308

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CNTY GTD	County Guarantee Program
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $85,845 or 13.1% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	13% of the income received was in cash and 87% was in PIK.
(6)	No contractual maturity date.
(7)	Amount is less than $500
(8)	Interest payments may be deferred.
(9)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Non-income producing.
(12)	All or a portion of the security is restricted.
(13)	Value shown as par value.
(14)	Interest may be forfeited.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	82%
China	5
United Kingdom	2
Other	9
Russia	1
Sweden	1
Total	100%
† % of total investments as of June 30, 2020.
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$19,100	$—	$19,100	$—
Corporate Bonds and Notes	86,029	—	86,029	—
Foreign Government Securities	1,272	—	1,272	—
Leveraged Loans	11,127	—	11,127	—
Mortgage-Backed Securities	50,938	—	50,938	—
Municipal Bonds	7,146	—	7,146	—
U.S. Government Securities	27,789	—	27,789	—
Equity Securities:
Common Stocks	431,155	416,818	14,337	—
Preferred Stocks	3,407	166	3,241	—
Convertible Preferred Stock	3,300	—	—	3,300
Money Market Mutual Fund	9,841	9,841	—	—
Total Investments	$651,104	$426,825	$220,979	$3,300
Securities held by the Fund with an end of period value of $16,880 were transferred from Level 3 to Level 1 due to a market listing. Securities held by the Fund with an end of period value of $1,286 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities	Convertible Preferred Stocks	Warrant
Investments in Securities
Balance as of September 30, 2019:	$5,212	$1,342	$3,862	$8
Accrued discount/(premium)	—(a)	—(a)	—	—
Realized gain (loss)	—(a)	—	(—)(a)	(—)(a)
Change in unrealized appreciation (depreciation)(b)	13,011	(9)	13,018	2
Purchases	3,300	—	3,300	—
Sales(c)	(57)	(47)	—	(10)
Transfers from Level 3(d)	(18,166)	(1,286)	(16,880)	—
Balance as of June 30, 2020	$3,300	$—	$3,300	$—
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, was $13,011.
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of June 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
Disco Topco Holdings (Cayman) LP Class E
The significant unobservable inputs used in the fair value measurement of this non-public convertible preferred stock is based on the cost of the most recent investment by the Series purchased within thirty days of June 30, 2020. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.

TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.